(Loss)/Income Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
(Loss)/Income Per Share
11.	(Loss)/income per share

Basic and diluted net (loss)/income per share for each of the year presented were calculated as follows:

	Years ended December 31,
(In thousands of US$ except share data and per share data)	2018	2019	2020
Numerator:
Net (loss)/income	(26,557)	5,207	(63,415)
Add: Accretion of Series A Preferred shares	(2,209)	(2,540)	(1,293)
Income allocation to participating preferred shareholders	—	(296)	—
Net (loss)/income attributable to ordinary shareholders of the Company for computing basic and diluted net (loss)/income per share	(28,766)	2,371	(64,708)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted net (loss)/income per share	185,370,982	232,178,037	259,852,204
Basic and diluted net (loss)/income per ordinary share	(0.16)	0.01	(0.25)

Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years ended December 31,
	2018	2019	2020
Convertible Redeemable Preferred Shares	29,000,000	29,000,000	—
Restricted Shares	3,702,222	—	—
Share options awards	12,187,420	17,395,740	22,298,757
Total	44,889,642	46,395,740	22,298,757